Schedule of investments
Delaware Ivy Value Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.75%
Communication Services — 7.57%
AT&T	1,197,500	$ 22,045,975
Liberty Global Class C *, †	1,667,103	32,391,811
Meta Platforms Class A †	252,600	30,397,884
		84,835,670
Consumer Discretionary — 7.60%
APA	324,900	15,166,332
AutoZone †	11,440	28,213,099
Lowe's	89,900	17,911,676
Target	160,359	23,899,906
		85,191,013
Consumer Staples — 7.01%
Philip Morris International	413,670	41,867,541
Walmart	258,678	36,677,953
		78,545,494
Energy — 8.37%
Exxon Mobil	540,800	59,650,240
Marathon Petroleum	292,929	34,094,006
		93,744,246
Financials — 19.15%
AGNC Investment	3,588,224	37,138,119
Allstate	258,800	35,093,280
Ameriprise Financial	90,973	28,326,263
Bank of America	1,218,400	40,353,408
Capital One Financial ~	115,522	10,738,925
Discover Financial Services	95,200	9,313,416
Synchrony Financial	633,085	20,803,173
Wells Fargo & Co.	792,504	32,722,490
		214,489,074
Healthcare — 16.40%
CVS Health	369,181	34,403,977
Elevance Health	67,755	34,756,282
HCA Healthcare	123,429	29,618,023
McKesson	85,926	32,232,561
Regeneron Pharmaceuticals †	39,707	28,648,204
Vertex Pharmaceuticals †	83,293	24,053,353
		183,712,400
Industrials — 10.05%
Lockheed Martin	56,400	27,438,036
Norfolk Southern	131,463	32,395,113
Parker-Hannifin	64,200	18,682,200
Raytheon Technologies	337,200	34,030,224
		112,545,573
Information Technology — 8.02%
Broadcom	60,674	33,924,654
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Fidelity National Information Services	158,737	$ 10,770,305
NXP Semiconductors	108,218	17,101,690
Seagate Technology Holdings *	533,044	28,043,445
		89,840,094
Materials — 4.98%
Celanese	264,900	27,083,376
LyondellBasell Industries Class A	345,800	28,711,774
		55,795,150
Real Estate — 2.17%
CBRE Group Class A †	315,700	24,296,272
		24,296,272
REIT Diversified — 2.11%
Weyerhaeuser	762,500	23,637,500
		23,637,500
Utilities — 5.32%
American Electric Power	320,300	30,412,485
Exelon	674,000	29,137,020
		59,549,505
Total Common Stocks (cost $937,764,479)		1,106,181,991

Short-Term Investments — 1.11%
Money Market Mutual Funds — 1.11%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	3,107,895	3,107,895
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	3,107,896	3,107,896
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	3,107,896	3,107,896
NQ-IV066 [12/22] 2/23 (2747693)    1

Schedule of investments
Delaware Ivy Value Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	3,107,896	$ 3,107,896
Total Short-Term Investments (cost $12,431,583)		12,431,583
Total Value of Securities Before Options Written—99.86% (cost $950,196,062)		1,118,613,574■
	Number of contracts
Options Written — (0.01%)
Equity Call Options — (0.01%)
AutoZone, strike price $2,500, expiration date 1/20/23, notional amount $(4,000,000)	(16)	(70,800)
Bank of America, strike price $43, expiration date 2/17/23, notional amount $(5,276,100)	(1,227)	(4,295)
Parker-Hannifin, strike price $350, expiration date 2/17/23, notional amount $(4,900,000)	(140)	(7,000)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Wells Fargo & Co., strike price $55, expiration date 1/20/23, notional amount $(5,423,000)	(986)	$ (986)
Total Options Written (premium received $338,886)		(83,081)

Receivables and Other Assets Net of Liabilities—0.15%		1,715,723
Net Assets Applicable to 52,154,653 Shares Outstanding—100.00%		$1,120,246,216
*	Fully or partially on loan.
†	Non-income producing security.
~	Fully or partially pledged as collateral for options contracts.
■	Includes $12,814,610 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $13,194,838.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-IV066 [12/22] 2/23 (2747693)